Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	$ 514,009	$ 379,736	$ 847,794	$ 48,802
Total comprehensive (loss) income	492,493	398,688	940,255	52,587
Total comprehensive (loss) income attributable to Viking Holdings Ltd	$ 492,572	$ 398,970	$ 940,119	$ 52,435